BALANCE SHEET (Parenthetical) - $ / shares	Mar. 02, 2021	Feb. 25, 2021	Sep. 30, 2021	Dec. 31, 2020
Preferred stock, par value, (per share)	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000		1,000,000	1,000,000
Preferred stock, shares outstanding	0		0	0
Share dividend		718,750
Class A Common Stock
Common shares, par value, (per share)	$ 0.0001		$ 0.0001	$ 0.0001
Common shares, shares authorized	200,000,000		200,000,000	200,000,000
Common shares, shares issued	0		0	0
Common shares, shares outstanding	0		0	0
Class B Common Stock
Common shares, par value, (per share)	$ 0.0001		$ 0.0001	$ 0.0001
Common shares, shares authorized	20,000,000		20,000,000	20,000,000
Common shares, shares issued	7,906,250	7,906,250	7,906,250	7,906,250
Common shares, shares outstanding	7,906,250	7,906,250	7,906,250	7,906,250
Shares subject to forfeiture				1,031,250
Share dividend	0.1	0.1